COMMITMENTS AND CONTINGENCY - Additional Information (Details)									12 Months Ended
	Oct. 25, 2023 CNY (¥)	Oct. 25, 2023 USD ($)	Sep. 25, 2023 CNY (¥)	Sep. 25, 2023 USD ($)	Aug. 25, 2023 CNY (¥)	Aug. 25, 2023 USD ($)	Jan. 09, 2023 CNY (¥)	Jan. 09, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Dec. 01, 2021 CNY (¥)	Dec. 01, 2021 USD ($)
COMMITMENTS AND CONTINGENCY
Severance Payments									¥ 7,000,000.0	$ 1,000,000.0
Legal contingencies | Henan Puxinfangfu Construction Engineering Co., Ltd.
COMMITMENTS AND CONTINGENCY
Restricted cash balance														¥ 700,000	$ 100,000
Trade accounts payable due									1,820,000				$ 300,000
Amount paid to the Plaintiff											¥ 855,197	$ 117,937
Amount of damages claimed							¥ 1,800,000	$ 300,000	2,000,000.0	300,000
Legal contingencies | Jiuquan Third Construction and Installation Engineering Company
COMMITMENTS AND CONTINGENCY
Amount paid to the Plaintiff					¥ 2,800,000	$ 380,000			¥ 1,000,000.0	$ 140,000
Amount of damages claimed	¥ 1,000,000.0	$ 140,000	¥ 1,000,000.0	$ 140,000